Inventory	12 Months Ended
Dec. 31, 2023
Schedule Of Inventory
Inventory

Note 5 – Inventory:

Inventory is comprised of finished goods of dry packaged or rolled medical cannabis and cannabis oil, as well as the outputs of processing procedures, which include, inter alia, agricultural produce which has been transferred from biological assets, where the procedure of processing into finished goods has not yet been completed.

	December 31
	2023	2022
	NIS in thousands
Finished goods	60,468	50,140
Goods in process and dried inflorescence	45,001	89,993
Total inventory	105,469	140,133